DEBT - Financial Covenants Additional Information (Details)		1 Months Ended			12 Months Ended
	Mar. 04, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Debt Instrument [Line Items]
Minimum value percentage					130.00%
Minimum cash requirement					$ 20,000,000
Minimum cash requirement percentage					5.00%
Market adjusted equity					25.00%
Cash and cash equivalents covenanted to be retained			$ 72,900,000		$ 68,500,000	$ 61,300,000
Total outstanding debt					$ 1,314,200,000
Subsequent Event
Debt Instrument [Line Items]
Repurchases of shares (in shares)	$ 81,363,730
Repurchased shares, price per share (in usd per share) | $ / shares	$ 14.49
Percentage of shares or votes	0.3333
$155.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Minimum value percentage					135.00%
Principal amount		$ 150,000,000			$ 150,000,000.0
Tenor term		5 years
Adjusted profile term		20 years
Variable interest rate		1.65%
$40.0 million term loan
Debt Instrument [Line Items]
Minimum value percentage					125.00%
Principal amount				$ 40,000,000	$ 40,000,000.0
Tenor term				7 years
Variable interest rate				1.75%
Sale-leaseback
Debt Instrument [Line Items]
Minimum value percentage					115.00%
Principal amount			$ 85,000,000		$ 85,000,000		$ 260,000,000
Tenor term			10 years
Adjusted profile term			21 years
Variable interest rate			1.85%
Syndicate Banks | Subsequent Event
Debt Instrument [Line Items]
Tenor term	5 years
Adjusted profile term	20 years
Syndicate Banks | Letter of Credit | Line of Credit | Subsequent Event
Debt Instrument [Line Items]
Commitment letter	$ 2,000,000,000